11. WARRANTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
WARRANTS

Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2010	13,866,265	$0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	0.23
Warrants issued	10,231,667	0.10
Warrants forfeited	(3,395,555)	0.23
Balance, December 31, 2012	23,249,997	0.27
Warrants issued	13,772,296	0.16
Warrants exercised	(625,000)	0.06
Warrants forfeited	(500,000)	2.19
Balance, December 31, 2013	35,897,293	$0.20

The following table lists the common share warrants outstanding at December 31, 2013.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Average Exercise Price	Expiry Year
7,020,710	7,020,710	$0.20	2014
2,950,000	2,950,000	$0.53	2015
2,547,620	2,547,620	$0.19	2016
2,106,668	2,106,667	$0.07	2017
10,022,296	–	$0.14	2018
7,500,000	7,500,000	$0.20	2022
3,750,000	–	$0.20	2023
35,897, 294	22,124,997	$0.20

* On October 23, 2012 the Board of Directors resolved to offer an extension to the exercise period for certain warrants for a period of up to 2 years from their original expiration date. The warrant holders who completed the warrant extension agreement had the expiration date extended as specified in the agreement. Warrant holders that did not elect to have their warrants extended were forfeited. There was no additional cost associated with the extension as the change in the value of the warrants is recognized through the change in the fair value of the derivative liability on the face of the statements of operations.